UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7529

Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	November 30, 2007

Item 1. Schedule of Investments

Asian Small Companies Portfolio	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Australia — 2.0%
Banks and Money Services — 2.0%
Ausgroup, Ltd.	11,055,000	$13,326,144
		$13,326,144
Total Australia (identified cost $13,853,541)		$13,326,144

China — 20.8%
Commercial Services & Supplies — 1.9%
Sino-Environment Tech Group (1)	8,416,000	$12,635,466
		$12,635,466
Containers & Packaging — 2.2%
AMVIG Holdings, Ltd.	10,172,000	$14,384,076
		$14,384,076
Diversified Consumer Services — 1.5%
China Education, Ltd. (1)	23,149,000	$10,141,670
		$10,141,670
Hotels, Restaurants & Leisure — 5.2%
China LotSynergy Holdings, Ltd. (1)	111,852,000	$15,400,733
Home Inns & Hotels Management, Inc. ADR (1)	476,159	19,132,069
		$34,532,802
Personal Products — 2.4%
Beauty China Holdings, Ltd.	17,813,000	$16,008,590
		$16,008,590
Software — 1.4%
Hi Sun Technology China, Ltd. (1)	26,010,000	$9,400,894
		$9,400,894
Textiles, Apparel & Luxury Goods — 4.2%
Ports Design, Ltd.	8,158,500	$27,929,313
		$27,929,313
Tobacco — 2.0%
Huabao International Holdings, Ltd.	13,015,000	$13,493,844
		$13,493,844
Total China (identified cost $94,483,249)		$138,526,655

Hong Kong — 6.9%
Distributors — 1.4%
Integrated Distribution Services Group Ltd.	2,754,000	$9,027,689
		$9,027,689
Hotels, Restaurants & Leisure — 1.4%
Fairwood Holdings, Ltd.	7,674,000	$9,589,111
		$9,589,111
Textiles, Apparel & Luxury Goods — 4.1%
Peace Mark Holdings, Ltd.	13,872,000	$20,685,386
Walker Group (1)	16,017,000	6,618,884
		$27,304,270
Total Hong Kong (identified cost $22,383,821)		$45,921,070

Malaysia — 14.4%
Commercial Services & Supplies — 2.2%
Pelikan International Corp.	11,998,300	$14,991,356
		$14,991,356
Construction Materials — 2.7%
Lafarge Malayan Cement BHD	11,614,140	$18,251,170
		$18,251,170
Electronic Equipment & Instruments — 1.8%
Uchi Technologies BHD	15,732,000	$12,174,913
		$12,174,913
Health Care Equipment & Supplies — 1.6%
Kossan Rubber Industries BHD	9,175,100	$10,442,425
		$10,442,425
Health Care Providers & Services — 2.2%
Pantai Holdings BHD (2)	18,910,300	$14,791,851
		$14,791,851
Software — 2.2%
Silverlake Axis, Ltd.	36,252,000	$14,334,318
		$14,334,318
Wireless Telecommunication Services — 1.7%
Digi.Com BHD	1,473,400	$11,299,771
		$11,299,771
Total Malaysia (identified cost $70,104,698)		$96,285,804

Philippines — 2.8%
Construction Materials — 2.8%
Holcim Philippines, Inc.	100,332,000	$18,718,076
		$18,718,076
Total Philippines (identified cost $15,736,595)		$18,718,076

Republic of Korea — 1.0%
Software — 1.0%
Duzon Digital Ware Co., Ltd.	400,982	$6,884,721
		$6,884,721
Total Republic of Korea (identified cost $7,688,881)		$6,884,721

Singapore — 35.4%
Air Freight & Logistics — 3.7%
Goodpack, Ltd.	15,703,000	$25,006,101
		$25,006,101
Communications Equipment — 2.5%
Datacraft Asia, Ltd.	14,170,000	$16,720,600
		$16,720,600
Computer Peripherals — 2.0%
Unisteel Tech, Ltd.	11,355,000	$13,501,843
		$13,501,843
Diversified Consumer Services — 8.5%
Hartford Education Corp., Ltd.	5,382,350	$674,201
Raffles Education Corp., Ltd.	25,068,000	55,893,470
		$56,567,671
IT Services — 3.4%
CSE Global, Ltd.	25,854,500	$22,467,619
		$22,467,619
Machinery — 1.1%
Armstrong Industrial Corp., Ltd	29,826,000	$7,675,121
		$7,675,121
Marine — 7.2%
Ezra Holdings, Ltd.	20,687,520	$47,869,899
		$47,869,899
Real Estate — 2.4%
Ascott Group, Ltd.	16,484,000	$15,829,106
		$15,829,106
Real Estate Management & Development — 2.3%
Ascott Residence Trust	15,652,000	$15,646,017
		$15,646,017
Specialty Retail — 2.3%
FJ Benjamin Holdings, Ltd.	27,597,000	$15,203,234
		$15,203,234
Total Singapore (identified cost $119,700,314)		$236,487,211

Taiwan — 11.7%
Communications Equipment — 1.3%
Cipherlab Co., Ltd.	3,137,000	$8,332,828
		$8,332,828
Electronic Equipment & Instruments — 2.8%
Av Tech Corp.	2,838,584	$18,909,434
		$18,909,434
Health Care Equipment & Supplies — 1.2%
Johnson Health Tech Co., Ltd.	3,614,790	$7,715,340
		$7,715,340
Hotels, Restaurants & Leisure — 1.1%
Formosa International Hotels Corp.	762,157	$7,388,253
		$7,388,253
Machinery — 2.8%
Awea Mechantronic Co., Ltd.	6,075,124	$10,566,252
Nak Sealing Technologies Corp.	6,403,837	8,311,682
		$18,877,934
Metals & Mining — 2.5%
Gloria Material Tech Corp.	9,605,000	$16,850,532
		$16,850,532
Total Taiwan (identified cost $64,824,130)		$78,074,321

Thailand — 4.8%
Health Services — 2.2%
Bumrungrad Hospital Public Co., Ltd. (3)	12,168,100	$14,379,910
		$14,379,910
Hotels, Restaurants & Leisure — 0.7%
Minor International Public Co. Ltd. (3)	9,286,181	$4,581,704
		$4,581,704
Wireless Telecommunication Services — 1.9%
Total Access Communication PCL (1)	12,517,800	$12,768,156
		$12,768,156
Total Thailand (identified cost $19,762,059)		$31,729,770
Total Common Stocks (identified cost $428,537,288)		$665,953,772

Warrants — 0.2%

Security	Shares	Value

Singapore — 0.1%
Goodpack Ltd., Exp. 7/16/09, strike price SGD 1.38 (1)	1,962,875	$678,374
		$678,374
Total Singapore (identified cost $0)		$678,374

Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08, strike price THB 5.99 (1)	3,690,779	$1,123,126
		$1,123,126
Total Thailand (identified cost $0)		$1,123,126
Total Warrants (identified cost $0)		$1,801,500
Total Investments — 100.0% (identified cost $428,537,288)		$667,755,272
Other Assets, Less Liabilities — (0.0)%		$(329,914)
Net Assets — 100.0%		$667,425,358

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$428,559,615
Gross unrealized appreciation	$259,079,659
Gross unrealized depreciation	(19,884,002)
Net unrealized appreciation	$239,195,657

The net unrealized depreciation on foreign currency and foreign currency transactions, including capital gains taxes, at November 30, 2007 on a federal icome tax basis was $1,152,228.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 18, 2008

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 18, 2008